Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Estimated IFRS 9 transition impact impairments as at 1 January 2018

Estimated IFRS 9 transition impact impairments as at 1 January 2018[1]

In billions of euros	IAS 39 LLP	IFRS 9 impairment stages	Estimated IFRS 9 ECL increase		Estimated IFRS 9 ECL
Incurred but Not Reported (IBNR)	0.7	Stage 1 – 12 month ECL	0.1		0.4
		Stage 2 – Lifetime ECL	0.5		0.9
Individual provisions (ISFA, INSFA)	3.9	Stage 3 – Lifetime ECL	0.0	[2]	3.9

Total	4.6	Total	0.6		5.2

1	Includes provisions for contingent liabilities

2	The change for Stage 3 financial assets is rounded.

Estimated impact of adopting IFRS on shareholders' equity at 1 January 2018

Estimated impact of adopting IFRS 9 on shareholders’ equity as at 1 January 2018

In billions of euros	Estimated impact on shareholders’ equity
Loan loss provisions[1]	–0.4
Investment portfolio[2]	–0.6
Mortgages held in HtC&S portfolio[3]	0.2
Other[4]	–0.1

Total impact	–0.9

1	The EUR -0.4 billion is, the post-tax impact on equity of the estimated IFRS 9 ECL increase amounting to EUR 0.6 billion. The capital impact is for the AIRB portfolios, offset by the release of expected loss elements currently included in the calculation of regulatory capital per 31 December 2017.
2	Main impact of approximately EUR -0.6 billion from the reclassification of a part of the investment portfolio from the AFS (FVOCI) debt securities under IAS 39 to the HtC portfolio (AC) under IFRS 9.
3	A portfolio of mortgages will be measured at FVOCI under IFRS 9 instead of AC under IAS 39 resulting in an impact of approximate EUR 0.2 billion impact on CET1 capital.
4	This item mainly relates to the estimated impact of reporting loans and debt instruments at fair value through the SOPL because the cash flows of these assets do not represent SPPI.

Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	Total Equity
	2017	2016	2015
In accordance with IFRS-EU	50,406	49,793	47,832
Adjustment of the EU IAS 39 carve-out	–2,655	–3,472	–3,883
Tax effect of the adjustment	678	936	1,023

Effect of adjustment after tax	–1,977	–2,536	–2,860

Shareholders’ equity	48,429	47,257	44,972
Non-voting equity securities
Non-controlling interests	715	606	638

In accordance with IFRS-IASB Total Equity	49,144	47,863	45,610

Reconciliation Net Result under IFRS-EU and IFRS-IASB

Reconciliation net result under IFRS-EU and IFRS-IASB
	Net result
	2017	2016	2015
In accordance with IFRS-EU	4,905	4,651	4,010
Adjustment of the EU IAS 39 carve-out	817	411	1,205
Tax effect of the adjustment	–258	–87	–289

Effect of adjustment after tax	559	324	916

In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,464	4,975	4,926
Non-controlling interests	82	75	408

In accordance with IFRS-IASB Total net result	5,546	5,050	5,334